UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4084

Hawaiian Tax-Free Trust
(Exact Name of Registrant as Specified in Charter)

120 West 45th Street, Suite 3600
New York, New York  10036
(Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
120 West 45th Street, Suite 3600
New York, New York  10036
(Name and address of Agent for Service)

Date of fiscal year end: March 31, 2014

Date of reporting period: December 31, 2014

Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14)

Hawaiian Tax-Free Trust
Schedule of Investments
December 31, 2014
(unaudited)

Principal Amount	Security Description	Ratings Moody's, S&P and Fitch	Value	(a)

General Obligation Bonds (61.3%):

	City and County of Honolulu, Hawaii, Prerefunded to 07/01/15 @100
$7,720,000	5.000%, 07/01/21 NPFG/ FGIC Insured	Aa1/NR/AA+	$7,901,111
1,000,000	5.000%, 07/01/22 NPFG/ FGIC Insured	Aa1/NR/AA+	1,023,460

	City and County of Honolulu, Hawaii, Prerefunded to 07/01/15 @100
8,270,000	5.000%, 07/01/21 NPFG/ FGIC Insured	Aa1/NR/AA+	8,464,014

	City and County of Honolulu, Hawaii, Refunding, Series B
5,000,000	5.000%, 12/01/30	Aa1/NR/AA+	5,806,950
3,000,000	5.000%, 12/01/33	Aa1/NR/AA+	3,425,070
5,000,000	4.750%, 12/01/35	Aa1/NR/AA+	5,396,950

	City and County of Honolulu, Hawaii, Refunding, Series F, Prerefunded to 07/01/15 @100
1,500,000	5.000%, 07/01/28 NPFG/ FGIC Insured	Aa1/NR/AA+	1,535,190

	City and County of Honolulu, Hawaii, Series A
2,000,000	5.000%, 11/01/26	Aa1/NR/AA+	2,419,380
5,000,000	5.000%, 11/01/27	Aa1/NR/AA+	6,040,450
5,000,000	5.000%, 11/01/31	Aa1/NR/AA+	5,909,900
5,000,000	5.000%, 11/01/32	Aa1/NR/AA+	5,890,450
5,000,000	4.000%, 11/01/35	Aa1/NR/AA+	5,288,800

	City and County of Honolulu, Hawaii, Series A
3,000,000	5.000%, 07/01/29 AGM Insured	Aa1/AA/AA+	3,273,750

	City and County of Honolulu, Hawaii, Series A, Prerefunded to 07/01/15 @100
5,000,000	5.000%, 07/01/21 NPFG Insured	Aa1/NR/AA+	5,117,300
5,000,000	5.000%, 07/01/22 NPFG Insured	Aa1/NR/AA+	5,117,300
12,000,000	5.000%, 07/01/28 NPFG Insured	Aa1/NR/AA+	12,281,520
7,000,000	5.000%, 07/01/29 NPFG Insured	Aa1/NR/AA+	7,164,220

	City and County of Honolulu, Hawaii, Series A, Refunding
2,000,000	5.250%, 04/01/17	Aa1/NR/AA+	2,200,120
5,000,000	5.000%, 04/01/19	Aa1/NR/AA+	5,782,350
3,930,000	5.000%, 04/01/20	Aa1/NR/AA+	4,539,661

	City and County of Honolulu, Hawaii, Series B
4,430,000	5.000%, 11/01/21	Aa1/NR/AA+	5,354,763
5,000,000	5.000%, 11/01/22	Aa1/NR/AA+	6,104,950
5,000,000	4.000%, 11/01/27	Aa1/NR/AA+	5,503,450
5,000,000	4.500%, 11/01/28	Aa1/NR/AA+	5,694,700
5,000,000	4.500%, 11/01/29	Aa1/NR/AA+	5,637,950

	City and County of Honolulu, Hawaii, Series C, Prerefunded to 07/01/15 @100
6,740,000	5.000%, 07/01/18 NPFG Insured	Aa1/NR/AA+	6,898,120

	City and County of Honolulu, Hawaii, Series D
3,500,000	5.250%, 09/01/26	Aa1/NR/AA+	4,075,645
3,820,000	5.250%, 09/01/27	Aa1/NR/AA+	4,440,826
7,390,000	5.250%, 09/01/28	Aa1/NR/AA+	8,573,065
8,585,000	5.250%, 09/01/30	Aa1/NR/AA+	9,921,856
9,105,000	5.250%, 09/01/31	Aa1/NR/AA+	10,505,167

	City and County of Honolulu, Hawaii, Series D, Prerefunded to 07/01/15 @100
595,000	5.000%, 07/01/22 AGM - CR/ NPFG Insured	Aa1/AA/NR	608,959

	City and County of Honolulu, Hawaii, Series D, Prerefunded to 07/01/15 @100
750,000	5.000%, 07/01/19 NPFG Insured	Aa1/NR/AA+	767,595
6,080,000	5.000%, 07/01/21 NPFG Insured	Aa1/NR/AA+	6,222,637

	City and County of Honolulu, Hawaii, Series F
5,000,000	5.000%, 09/01/19	Aa1/NR/AA+	5,827,600
5,000,000	5.000%, 09/01/20	Aa1/NR/AA+	5,835,000

	City and County of Honolulu, Hawaii, Series F, Prerefunded to 07/01/15 @100
1,000,000	5.250%, 07/01/19 NPFG/ FGIC Insured	Aa1/NR/AA+	1,024,670
5,335,000	5.250%, 07/01/20 NPFG/ FGIC Insured	Aa1/NR/AA+	5,466,614

	City and County of Honolulu, Hawaii, Water Utility Refunding and Improvement, ETM, Collateral: U.S. Government Securities
1,050,000	6.000%, 12/01/15 FGIC/ TCRS Insured	Aa1/NR/NR	1,104,800

	County of Hawaii
1,890,000	5.500%, 07/15/22	Aa2/AA-/AA-	2,163,332
2,245,000	5.500%, 07/15/23	Aa2/AA-/AA-	2,569,672
1,990,000	5.750%, 07/15/24	Aa2/AA-/AA-	2,294,888
2,370,000	5.750%, 07/15/25	Aa2/AA-/AA-	2,730,453
3,585,000	6.000%, 07/15/27	Aa2/AA-/AA-	4,151,609

	County of Hawaii, Series A
1,500,000	5.000%, 09/01/30	Aa2/AA-/AA-	1,767,690

	County of Hawaii, Series A
2,850,000	5.000%, 07/15/20 AGC Insured	Aa2/AA/NR	3,037,359

	County of Hawaii, Series A
2,000,000	5.000%, 07/15/17 AMBAC Insured	Aa2/AA-/AA-	2,209,020

	County of Hawaii, Series B
1,185,000	4.000%, 09/01/19	Aa2/AA-/AA-	1,317,602

	County of Hawaii, 2010-Series A
1,650,000	5.000%, 03/01/19	Aa2/AA-/AA-	1,901,790
2,870,000	5.000%, 03/01/29	Aa2/AA-/AA-	3,297,085

	County of Hawaii, 2013-Series A
500,000	5.000%, 09/01/23	Aa2/AA-/AA-	609,105
1,000,000	5.000%, 09/01/24	Aa2/AA-/AA-	1,211,870
1,000,000	5.000%, 09/01/25	Aa2/AA-/AA-	1,206,360
1,575,000	5.000%, 09/01/26	Aa2/AA-/AA-	1,892,599
1,000,000	5.000%, 09/01/27	Aa2/AA-/AA-	1,196,970
1,000,000	5.000%, 09/01/28	Aa2/AA-/AA-	1,191,540

	County of Kauai, Hawaii, 2005-Series A, Prerefunded to 08/01/15 @ 100
845,000	5.000%, 08/01/16 NPFG/ FGIC Insured	Aa2/AA-/NR	868,221
1,080,000	5.000%, 08/01/17 NPFG/ FGIC Insured	Aa2/AA-/NR	1,109,678
1,300,000	5.000%, 08/01/18 NPFG/ FGIC Insured	Aa2/AA-/NR	1,335,724
890,000	5.000%, 08/01/19 NPFG/ FGIC Insured	Aa2/AA-/NR	914,457

	County of Kauai, Hawaii, 2005-Series A, Unrefunded
715,000	5.000%, 08/01/16 NPFG/ FGIC Insured	Aa2/AA/NR	734,312
930,000	5.000%, 08/01/17 NPFG/ FGIC Insured	Aa2/AA/NR	954,961
760,000	5.000%, 08/01/18 NPFG/ FGIC Insured	Aa2/AA/NR	780,398
510,000	5.000%, 08/01/19 NPFG/ FGIC Insured	Aa2/AA/NR	523,658

	County of Kauai, Hawaii, Refunding, Series A
1,000,000	3.250%, 08/01/21	Aa2/AA/AA-	1,090,100
1,445,000	4.000%, 08/01/22	Aa2/AA/AA-	1,624,917
1,240,000	4.000%, 08/01/24	Aa2/AA/AA-	1,382,017
1,000,000	3.625%, 08/01/25	Aa2/AA/AA-	1,072,770
970,000	3.000%, 08/01/25	Aa2/AA/AA-	1,006,647
600,000	3.000%, 08/01/26	Aa2/AA/AA-	619,728
2,280,000	4.500%, 08/01/28	Aa2/AA/AA-	2,587,618
345,000	5.000%, 08/01/29	Aa2/AA/AA-	404,657

	County of Kauai, Hawaii, Series A
855,000	2.250%, 08/01/17	Aa2/AA/AA-	886,019

	County of Kauai, Hawaii, Series A, Prerefunded to 08/01/15 @100
1,000,000	5.000%, 08/01/23 NPFG/ FGIC Insured	Aa2/AA/AA-	1,027,480
1,555,000	5.000%, 08/01/24 NPFG/ FGIC Insured	Aa2/AA/AA-	1,597,731
1,500,000	5.000%, 08/01/25 NPFG/ FGIC Insured	Aa2/AA/AA-	1,541,220
1,000,000	5.000%, 08/01/28 NPFG/ FGIC Insured	Aa2/AA/AA-	1,027,480
1,000,000	5.000%, 08/01/29 NPFG/ FGIC Insured	Aa2/AA/AA-	1,027,480

	County of Maui, Hawaii
1,035,000	3.000%, 06/01/27	Aa1/AA+/AA+	1,069,217
2,000,000	3.000%, 06/01/28	Aa1/AA+/AA+	2,035,740

	County of Maui, Hawaii
1,250,000	3.800%, 03/01/16 NPFG Insured	Aa1/AA+/AA+	1,256,913

	County of Maui, Hawaii, Prerefunded to 03/01/15 @100
180,000	5.000%, 03/01/18 NPFG Insured	Aa1/NR/NR	181,336
515,000	5.000%, 03/01/19 NPFG Insured	Aa1/NR/NR	518,821

	County of Maui, Hawaii, Refunding, Series B
3,950,000	4.000%, 06/01/19	Aa1/AA+/AA+	4,408,477
4,620,000	4.000%, 06/01/20	Aa1/AA+/AA+	5,212,099
2,385,000	4.000%, 06/01/21	Aa1/AA+/AA+	2,655,244

	County of Maui, Hawaii, Series 2014 Refunding
1,500,000	5.000%, 06/01/19	Aa1/AA+/AA+	1,738,125
1,900,000	5.000%, 06/01/22	Aa1/AA+/AA+	2,303,465
1,000,000	5.000%, 06/01/23	Aa1/AA+/AA+	1,230,090
4,015,000	5.000%, 06/01/24	Aa1/AA+/AA+	4,980,527

	County of Maui, Hawaii, Series A Prerefunded to 07/01/16 @ 100
1,165,000	4.375%, 07/01/19 NPFG Insured	Aa1/AA+/AA+	1,233,187
750,000	5.000%, 07/01/20 NPFG Insured	Aa1/AA+/AA+	800,835

	County of Maui, Hawaii, Unrefunded Balance
820,000	5.000%, 03/01/18 NPFG Insured	Aa1/NR/NR	825,469
590,000	5.000%, 03/01/19 NPFG Insured	Aa1/NR/NR	593,870

	State of Hawaii
6,285,000	5.000%, 05/01/19	Aa2/AA/AA	7,094,885

	State of Hawaii, Prerefunded 7/1/15 @100
5,000,000	5.000%, 07/01/16 AMBAC Insured	Aa2/AA/NR	5,117,300

	State of Hawaii, Prerefunded to 05/01/18 @100
715,000	5.000%, 05/01/19	NR/NR/NR*	809,645

	State of Hawaii, Series CM
3,000,000	6.500%, 12/01/15 NPFG/ FGIC Insured	Aa2/AA/NR	3,170,940

	State of Hawaii, Series DF, Prerefunded 7/1/15 @100
5,000,000	5.000%, 07/01/25 AMBAC Insured	Aa2/AA/NR	5,117,300

	State of Hawaii, Series DF Prerefunded to 07/01/15 @100
3,500,000	5.000%, 07/01/18 AMBAC Insured	Aa2/AA/NR	3,582,110
7,005,000	5.000%, 07/01/22 AMBAC Insured	Aa2/AA/NR	7,169,337
2,995,000	5.000%, 07/01/22 AMBAC Insured	Aa2/NR/NR	3,065,263
3,390,000	5.000%, 07/01/23 AMBAC Insured	Aa2/NR/NR	3,469,529
1,610,000	5.000%, 07/01/23 AMBAC Insured	Aa2/AA/NR	1,647,771
10,510,000	5.000%, 07/01/24 AMBAC Insured	Aa2/AA/NR	10,756,565

	State of Hawaii, Series DG, Refunding, Prerefunded to 07/01/15 @100
2,000,000	5.000%, 07/01/17 AMBAC Insured	Aa2/AA/NR	2,046,920

	State of Hawaii, Series DI, Prerefunded to 03/01/16 @100
5,000,000	5.000%, 03/01/20 AGM Insured	Aa2/AA/NR	5,273,800
2,750,000	5.000%, 03/01/21 AGM Insured	Aa2/AA/NR	2,900,590
5,000,000	5.000%, 03/01/22 AGM Insured	Aa2/AA/NR	5,273,800

	State of Hawaii, Series DJ, Prerefunded to 04/1/17 @100
5,000,000	5.000%, 04/01/23 AGM - CR AMBAC Insured	Aa2/AA/NR	5,483,200

	State of Hawaii, Series DJ, Prerefunded to 04/01/17 @100
2,535,000	5.000%, 04/01/23 AMBAC Insured	Aa2/AA/NR	2,782,948

	State of Hawaii, Series DJ, Unrefunded Prerefunded to 04/01/17 @100
2,465,000	5.000%, 04/01/23 AMBAC Insured	Aa2/AA/AA	2,706,102

	State of Hawaii, Series DK, Prerefunded to 05/01/18 @100
930,000	5.000%, 05/01/20	NR/NR/NR*	1,053,104

	State of Hawaii, Series DK, Unrefunded Balance
70,000	5.000%, 05/01/20	Aa2/AA/AA	78,971

	State of Hawaii, Series DN
1,000,000	5.250%, 08/01/25	Aa2/AA/AA	1,143,350

	State of Hawaii, Series DQ
10,000,000	5.000%, 06/01/23	Aa2/AA/AA	11,582,800

	State of Hawaii, Series DY, Refunding
725,000	5.000%, 02/01/16	Aa2/AA/AA	761,917
3,765,000	5.000%, 02/01/20	Aa2/AA/AA	4,409,907

	State of Hawaii, Series DZ
1,500,000	5.000%, 12/01/19	Aa2/AA/AA	1,754,205
7,500,000	5.000%, 12/01/26	Aa2/AA/AA	8,949,150
5,000,000	5.000%, 12/01/28	Aa2/AA/AA	5,934,200
10,575,000	5.000%, 12/01/29	Aa2/AA/AA	12,513,503
6,500,000	5.000%, 12/01/30	Aa2/AA/AA	7,668,635

	State of Hawaii, Series EA
1,600,000	5.000%, 12/01/16	Aa2/AA/AA	1,736,176

	State of Hawaii, Series EE
1,195,000	5.000%, 11/01/21	Aa2/AA/AA	1,437,645
5,000,000	5.000%, 11/01/22	Aa2/AA/AA	6,080,650
1,000,000	5.000%, 11/01/24	Aa2/AA/AA	1,209,690
1,000,000	5.000%, 11/01/27	Aa2/AA/AA	1,191,400

	State of Hawaii, Series EH
1,500,000	5.000%, 08/01/18	Aa2/AA/AA	1,705,335
1,500,000	5.000%, 08/01/20	Aa2/AA/AA	1,772,460

	State of Hawaii, Series EK, Refunding
1,500,000	5.000%, 08/01/16	Aa2/AA/AA	1,607,100

	State of Hawaii, Series EL, Refunding
2,000,000	5.000%, 08/01/23	Aa2/AA/AA	2,452,680

	State of Hawaii, Series EO, Refunding
2,000,000	5.000%, 08/01/27	Aa2/AA/AA	2,446,040
2,000,000	5.000%, 08/01/28	Aa2/AA/AA	2,432,660
1,000,000	5.000%, 08/01/29	Aa2/AA/AA	1,211,580
1,000,000	5.000%, 08/01/30	Aa2/AA/AA	1,206,860

	State of Hawaii, Series EP, Refunding
2,000,000	5.000%, 08/01/22	Aa2/AA/AA	2,425,740
5,000,000	5.000%, 08/01/23	Aa2/AA/AA	6,131,700
5,000,000	5.000%, 08/01/24	Aa2/AA/AA	6,206,950
5,000,000	5.000%, 08/01/25	Aa2/AA/AA	6,182,650
3,000,000	5.000%, 08/01/26	Aa2/AA/AA	3,689,250

	Total General Obligation Bonds		478,500,258

Revenue Bonds (37.1%):

Airport (4.7%):

	State of Hawaii Airport System Revenue Refunding, AMT
14,000,000	5.000%, 07/01/21	A2/A/A	16,599,100
5,000,000	5.000%, 07/01/22	A2/A/A	5,802,600
1,500,000	5.000%, 07/01/23	A2/A/A	1,729,065
3,000,000	5.000%, 07/01/24	A2/A/A	3,438,750

	State of Hawaii Airport System Revenue Refunding, Series A
1,150,000	5.250%, 07/01/21	A2/A/A	1,357,690
1,000,000	5.250%, 07/01/23	A2/A/A	1,174,310
1,000,000	5.250%, 07/01/27	A2/A/A	1,169,770

	State of Hawaii Airport System Revenue, Series A
2,000,000	4.000%, 07/01/20	A2/A/A	2,257,880
3,000,000	5.000%, 07/01/22	A2/A/A	3,489,120

	Total Airport		37,018,285

Education (3.8%):

	University of Hawaii
5,000,000	5.000%, 07/15/21 NPFG Insured	Aa2/AA-/AA	5,314,500

	University of Hawaii
2,000,000	5.000%, 10/01/23 AGC-ICC NPFG Insured	Aa2/AA/NR	2,140,200

	University of Hawaii, Revenue Refunding, Series A
760,000	5.000%, 10/01/15	Aa2/A+/AA	786,988

	University of Hawaii, Revenue Refunding, Series A
1,000,000	4.500%, 07/15/23 NPFG Insured	Aa2/AA-/AA	1,053,620
4,840,000	4.500%, 07/15/25 NPFG Insured	Aa2/AA-/AA	5,078,370

	University of Hawaii, Series A
1,000,000	4.000%, 10/01/18	Aa2/A+/AA	1,090,100
2,725,000	5.500%, 10/01/22	Aa2/A+/AA	3,255,912
5,225,000	5.250%, 10/01/34	Aa2/A+/AA	5,955,037

	University of Hawaii, Series A-2
500,000	4.000%, 10/01/15	Aa2/A+/AA	514,080
1,125,000	4.000%, 10/01/16	Aa2/A+/AA	1,193,783
2,175,000	4.000%, 10/01/17	Aa2/A+/AA	2,348,804
1,000,000	4.000%, 10/01/19	Aa2/A+/AA	1,110,480

	Total Education		29,841,874

Housing (1.1%):

	Hawaii State Department of Hawaiian Home Lands
500,000	5.000%, 04/01/15	A1/NR/A	504,645
715,000	5.000%, 04/01/17	A1/NR/A	762,633
1,000,000	5.500%, 04/01/20	A1/NR/A	1,109,630

	State of Hawaii Housing Finance and Development Corp., Iwilei Apartments, Series A
2,000,000	3.750%, 01/01/31 FHLMC Insured	NR/AA+/NR	2,047,380

	State of Hawaii Housing Finance and Development Corp. Single Family Mortgage, Series B
1,915,000	4.500%, 01/01/26 FNMA/GNMA Collateralized	Aaa/AA+/AAA	2,024,940

	State of Hawaii Housing Finance and Development Corp. Multifamily Revenue, Halekauwila Place, Series 2012A
2,000,000	0.700%, 12/01/15 FHA insured	NR/AA+/NR	2,000,200

	Total Housing		8,449,428

Medical (1.9%):

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaii Pacific Health) Series A
150,000	5.000%, 07/01/19	A2/A/A	170,321

	Hawaii State Department of Budget and Finance, Special Purpose Revenue Refunding Queens Health System, Series A VRDO*, weekly reset
7,040,000	0.040%, 07/01/29 Bank of America LOC	VMIG1/A-1/NR	7,040,000

	Hawaii State Department of Budget and Finance, Special Purpose Revenue Refunding Queens Health System, Series B, VRDO* weekly reset
4,000,000	0.040%, 07/01/29 Bank of America LOC	VMIG1/A-1/NR	4,000,000

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Senior Living Revenue, Kahala Nui)
3,575,000	5.125%, 11/15/32	NR/NR/BBB	3,906,724

	Total Medical		15,117,045

Transportation (9.8%):

	State of Hawaii Harbor System, Series A
16,500,000	5.750%, 07/01/35	A2/A+/A+	19,464,720
4,000,000	5.625%, 07/01/40	A2/A+/A+	4,597,280

	State of Hawaii Harbor System, Series A 2006, AMT
4,910,000	5.250%, 01/01/25 AGM Insured	A2/AA/A+	5,099,919
1,450,000	5.250%, 01/01/27 AGM Insured	A2/AA/A+	1,504,912

	State of Hawaii Harbor System, Series A-AMT
2,000,000	5.250%, 07/01/15 AGM Insured	A2/AA/A+	2,047,260
2,215,000	5.250%, 07/01/17 AGM Insured	A2/AA/A+	2,431,782

	State of Hawaii Highway Revenue
1,000,000	5.250%, 01/01/17	Aa2/AA+/AA	1,089,790
1,000,000	5.250%, 01/01/18	Aa2/AA+/AA	1,125,360
5,135,000	5.500%, 07/01/18	Aa2/AA+/AA	5,903,761
5,220,000	6.000%, 01/01/23	Aa2/AA+/AA	6,121,181

	State of Hawaii Highway Revenue, Series A
750,000	5.000%, 01/01/21	Aa2/AA+/AA	892,650
500,000	5.000%, 01/01/24	Aa2/AA+/AA	615,875
1,500,000	5.000%, 01/01/25	Aa2/AA+/AA	1,846,275

	State of Hawaii Highway Revenue, Series A
6,000,000	5.000%, 01/01/28	Aa2/AA+/AA	7,010,460
4,100,000	5.000%, 01/01/29	Aa2/AA+/AA	4,776,131
3,980,000	5.000%, 01/01/30	Aa2/AA+/AA	4,622,452
3,040,000	5.000%, 01/01/32	Aa2/AA+/AA	3,520,168

	State of Hawaii Highway Revenue, Series A Prerefunded to 07/01/15 @100
1,000,000	5.000%, 07/01/20 AGM Insured	Aa2/AA+/AA	1,023,460

	State of Hawaii Highway Revenue, Series B Prerefunded to 07/01/15 @100
2,385,000	5.000%, 07/01/16 AGM Insured	Aa2/AA+/AA	2,440,952

	Total Transportation		76,134,388

Utility (0.7%):

	State of Hawaii, Department of Business, Economic Development and Tourism Green Energy Market Securitization Bonds, Series A (Federally Taxable)
5,000,000	1.467%, 07/01/22	Aaa/AAA/AAA	5,018,450

Water & Sewer (15.1%):

	City and County of Honolulu, Hawaii, Board of Water Supply Water System Prerefunded 7/1/16 @100
5,000,000	5.000%, 07/01/26 NPFG Insured	Aa2/AA-/NR	5,338,900

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Prerefunded to 07/01/16 @100
2,005,000	4.500%, 07/01/22 NPFG Insured	Aa2/AA-/NR	2,126,062

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Refunding Series A
4,525,000	4.500%, 07/01/24 NPFG Insured	Aa2/AA-/NR	4,798,220

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Refunding Series A
4,795,000	4.500%, 07/01/29	Aa2/NR/AA+	5,383,347
4,955,000	4.500%, 07/01/30	Aa2/NR/AA+	5,534,487
5,020,000	5.000%, 07/01/31	Aa2/NR/AA+	5,842,176
3,040,000	5.000%, 07/01/32	Aa2/NR/AA+	3,519,955
3,495,000	5.000%, 07/01/33	Aa2/NR/AA+	4,028,861

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Refunding Series A Prerefunded 7/1/16 @100
3,010,000	4.750%, 07/01/31 NPFG Insured	Aa2/AA-/NR	3,202,881

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Series A
1,000,000	5.000%, 07/01/23	Aa2/NR/AA+	1,222,600
1,000,000	5.000%, 07/01/24	Aa2/NR/AA+	1,237,580

	City and County of Honolulu, Hawaii, Wastewater System
5,360,000	4.500%, 07/01/28	Aa2/NR/AA	5,927,142
4,480,000	4.500%, 07/01/30	Aa2/NR/AA	4,926,074
1,000,000	4.000%, 07/01/31	Aa2/NR/AA	1,074,410
2,000,000	5.250%, 07/01/36	Aa2/NR/AA	2,284,960

	City and County of Honolulu, Hawaii, Wastewater System
3,000,000	5.000%, 07/01/32 NPFG Insured	Aa3/NR/AA-	3,166,500

	City and County of Honolulu, Hawaii, Wastewater System
405,000	5.000%, 07/01/18 NPFG/ FGIC Insured	Aa2/AA-/NR	414,100
220,000	5.000%, 07/01/22 NPFG/ FGIC Insured	Aa2/AA-/NR	224,866
240,000	5.000%, 07/01/24 NPFG/ FGIC Insured	Aa2/AA-/NR	245,225

	City and County of Honolulu, Hawaii, Wastewater System, Prerefunded to 07/01/15 @100
2,965,000	5.000%, 07/01/18 NPFG/ FGIC Insured	Aa2/AA-/NR	3,034,559
1,605,000	5.000%, 07/01/22 NPFG/ FGIC Insured	Aa2/AA-/NR	1,642,653
1,760,000	5.000%, 07/01/24 NPFG/ FGIC Insured	Aa2/AA-/NR	1,801,290

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2009 A
1,000,000	5.000%, 07/01/20	Aa2/NR/AA	1,155,060
2,455,000	5.000%, 07/01/21	Aa2/NR/AA	2,821,826
2,800,000	5.000%, 07/01/22	Aa2/NR/AA	3,217,060
3,300,000	5.000%, 07/01/23	Aa2/NR/AA	3,786,915
2,500,000	5.000%, 07/01/24	Aa2/NR/AA	2,864,200

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2012 A
2,000,000	5.000%, 07/01/29	Aa2/NR/AA	2,334,980
1,000,000	5.000%, 07/01/30	Aa2/NR/AA	1,163,780
1,000,000	5.000%, 07/01/31	Aa2/NR/AA	1,159,360
1,500,000	5.000%, 07/01/32	Aa2/NR/AA	1,734,630
4,000,000	5.000%, 07/01/37	Aa2/NR/AA	4,576,080
2,500,000	5.000%, 07/01/42	Aa2/NR/AA	2,836,600

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2012 B
2,500,000	5.000%, 07/01/22	Aa2/NR/AA	3,038,425
2,000,000	4.000%, 07/01/28	Aa2/NR/AA	2,206,540
3,000,000	4.000%, 07/01/30	Aa2/NR/AA	3,245,820

	City and County of Honolulu, Hawaii, Wastewater System (Second Bond Resolution) Junior Series 2009 A
1,080,000	5.000%, 07/01/22	Aa3/NR/AA-	1,234,818

	City and County of Honolulu, Hawaii, Wastewater System (Second Bond Resolution) Junior Series 2010 A
7,400,000	4.500%, 07/01/27	Aa3/NR/AA-	8,142,368

	City and County of Honolulu, Hawaii, Wastewater System (Second Bond Resolution) Junior Series B-1 Remarket 09/15/06
1,340,000	5.000%, 07/01/18 NPFG Insured	Aa3/NR/AA-	1,427,515
1,935,000	5.000%, 07/01/19 NPFG Insured	Aa3/NR/AA-	2,060,485
2,035,000	5.000%, 07/01/20 NPFG Insured	Aa3/NR/AA-	2,167,906

	Total Water & Sewer		118,151,216

	Total Revenue Bonds		289,730,686

	Total Investments (cost $728,535,251-note b) - 98.4%		768,230,944
	Other assets less liabilities - 1.6%		12,865,901
	NET ASSETS - 100.0%		$781,096,845

Percent of
	Portfolio Distribution By Quality Rating	Investments †
	Aaa or VMIG1 of Moody's or AAA of S&P	2.4%
	Prerefunded bonds †† / Escrowed to Maturity bonds	23.1
	Aa of Moody's or AA of S&P/Fitch	64.3
	A of Moody's	9.7
	BBB of Fitch	0.5
100.0%

PORTFOLIO ABBREVIATIONS:
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
CR	Custodial Receipts
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICC	Insured Custody Certificate
LOC	Letter of Credit
NPFG	National Public Finance Guarantee
NR	Not Rated
TCRS	Transferable Custodial Receipts
VRDO	Variable Rate Demand Obligation

* Variable rate demand obligations (VRDOs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

** Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by a NRSRO.

† Calculated using the Moody's rating unless otherwise noted.

†† Prerefunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

See accompanying notes to financial statements.

Hawaiian Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS
December 31, 2014
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At December 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $728,535,251 amounted to $39,695,693 which consisted of aggregate gross unrealized appreciation of $39,854,264 and aggregate gross unrealized depreciation of $158,571.

(c) Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of December 31, 2014:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs- Municipal Bonds+	768,230,944
Level 3 – Significant Unobservable Inputs	-
Total	$768,230,944

+See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a)  The Trust's chief financial and executive officers have evaluated the Trust's disclosure controls and procedures within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The Trust's chief financial and executive officers are aware of no changes in the Trust's internal control over financial reporting that occurred during the Trust's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HAWAIIAN TAX-FREE TRUST

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, Trustee and President
February 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, Trustee and President
February 18, 2015

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
February 18, 2015